SCHEDULE OF ASSETS MEASURED AT FAIR VALUE (Details) - FUTURETECH II ACQUISITION CORP [Member] - USD ($)	Jun. 30, 2025	Jun. 18, 2025	May 20, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Bearing Bank Demand Deposit held in trust account	$ 9,133,890	$ 38,994	$ 38,994	$ 26,447,350	$ 61,839,164
Fair Value, Inputs, Level 1 [Member]
Interest Bearing Bank Demand Deposit held in trust account	$ 9,133,890			$ 26,447,350	$ 61,839,164